Bank Loans (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Short-Term Debt [Line Items]
Bank loan	$ 47,694,700	$ 18,820,580
Less: current portion of bank loans	(47,694,700)	(542,264)
Bank loans, non-current	0	18,278,316
C E B A Loan [Member]
Short-Term Debt [Line Items]
Bank loan	118,224	160,060
Less: unamortized financing cost	(296,648)	(49,130)
National Bank [Member]
Short-Term Debt [Line Items]
Bank loan	0	6,190,292
H S B C Bank [Member]
Short-Term Debt [Line Items]
Bank loan	0	12,497,225
Bank Of China [Member]
Short-Term Debt [Line Items]
Bank loan	44,149,424	0
Less: current portion of bank loans	(44,300,000)
National Bank Of Canada [Member]
Short-Term Debt [Line Items]
Bank loan	3,694,500	0
Less: current portion of bank loans	(5,500,000)
T D Trust [Member]
Short-Term Debt [Line Items]
Bank loan	7,218	9,728
R B C Line Of Credit [Member]
Short-Term Debt [Line Items]
Bank loan	$ 21,982	$ 12,405